Warrants (Details Narrative) (10-K) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2017	Sep. 30, 2020	[1]	Jun. 08, 2019	Jan. 02, 2019	Dec. 31, 2018	[2]
Reduction of warrant rate		20.00%	20.00%
Exercise price of warrants				$ 104.18				$ 104.18
2017 Debt Warrants [Member]
Exercise price of warrants	$ 27.60
Excercise of warrants, description	2017 Debt warrants were modified to adjust the exercise price from $84.60 per share to $27.60 per share.
Warrants [Member]
Number of warrants to purchase common stock						123,000
Warrants [Member]
Exercise price of warrants							$ 7.43
Number of warrants to purchase common stock							31,000
Warrants [Member]
Exercise price of warrants							$ 7.59
Number of warrants to purchase common stock							36,000

[1]	Weighted-average exercise prices are as of September 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.